Tax (Tables)	12 Months Ended
Dec. 31, 2019
9. Tax
Tax charge
	2019	2018	2017
	£m	£m	£m
Current tax charge/(credit)
Current year[a]	327	94	(489)
Adjustments in respect of prior years	(50)	(200)	44
	277	(106)	(445)
Deferred tax charge/(credit)
Current year	157	372	1,862
Adjustments in respect of prior years	(102)	(37)	(65)
	55	335	1,797
Tax charge	332	229	1,352

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m. Further detail can be found in Note 1.

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2019	2019	2018	2018	2017	2017
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,112		1,286		1,758
Tax charge based on the standard UK corporation tax rate of 19% (2018: 19%, 2017: 19.25%)	593	19.0%	244	19.0%	339	19.3%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 26% (2018: 27.1%, 2017: 38.2%))	217	7.0%	104	8.1%	333	18.9%

Recurring items:
Non-creditable taxes including withholding taxes	146	4.7%	156	12.1%	191	10.9%
Impact of UK bank levy being non-deductible	35	1.1%	42	3.3%	59	3.4%
Non-deductible expenses	34	1.1%	67	5.2%	76	4.3%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	15	0.5%	16	1.2%	(61)	(3.5%)
Tax adjustments in respect of share-based payments	(7)	(0.2%)	11	0.9%	2	0.1%
Changes in recognition of deferred tax and effect of unrecognised tax losses	(85)	(2.7%)	(104)	(8.1%)	(72)	(4.1%)
Banking surcharge and other items[a]	(103)	(3.3%)	(69)	(5.4%)	(108)	(6.1%)
AT1 tax credit[a]	(121)	(3.9%)	(123)	(9.6%)	(123)	(7.0%)
Adjustments in respect of prior years	(152)	(4.9%)	(237)	(18.4%)	(21)	(1.2%)
Non-taxable gains and income	(240)	(7.7%)	(232)	(18.0%)	(191)	(10.9%)

Non-recurring items:
One off re-measurement of US deferred tax assets	-	-	-	-	1,177	67.0%
Impact of the UK branch exemption on deferred tax assets	-	-	-	-	(276)	(15.7%)
Non-deductible provisions for UK customer redress	-	-	8	0.6%	-	-
Non-deductible provisions for investigations and litigation	-	-	346	26.9%	66	3.8%
Non-taxable gains and income on divestments	-	-	-	-	(39)	(2.2%)
Total tax charge	332	10.7%	229	17.8%	1,352	76.9%

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £171m (relief at the standard UK corporation tax rate is £121m and the relief at the banking surcharge rate is £50m). Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m (relief at the standard UK corporation tax rate is £123m (2017 and 2018) and the relief at the banking surcharge rate is £52m (2018) and £51m (2017)). The table above has the AT1 tax credit for the current year and prior periods split between the AT1 tax credit line and the banking surcharge line. Further detail can be found in Note 1.

Current tax assets and liabilities

Current tax assets and liabilities

Movements on current assets and liabilities were as follows:

	Barclays Bank Group		Barclays Bank PLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Assets	1,713	376	1,439	115
Liabilities	(621)	(494)	(376)	(242)
As at 1 January	1,092	(118)	1,063	(127)
Income statement from continuing operations[a]	(277)	106	41	371
Income statement from discontinued UK banking business	-	(90)	-	(87)
Other comprehensive income and reserves[a]	293	(7)	288	(31)
Corporate income tax (received)/paid	(894)	409	(919)	150
Transfer to Barclays Bank UK PLC[b]	-	677	-	676
Other movements	364	115	252	111
	578	1,092	725	1,063
Assets	898	1,713	946	1,439
Liabilities	(320)	(621)	(221)	(376)
As at 31 December	578	1,092	725	1,063

Note

a Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £175m tax credit in the income statement, whereas it was previously recorded in retained earnings. Further detail can be found in Note 1.

b Related to the transfer of current tax liabilities to Barclays Bank UK PLC as part of the disposal of the UK banking business.

Deferred tax assets and liabilities

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group		Barclays Bank PLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Intermediate Holding Company ("IHC Tax Group")	1,037	1,454	-	-
US Branch Tax Group	1,015	1,087	1,015	1,087
UK Tax Group	-	3	-	5
Other	408	426	100	157
Deferred tax asset	2,460	2,970	1,115	1,249
Deferred tax liability - UK Tax Group	(80)	-	(80)	-
Net deferred tax	2,380	2,970	1,035	1,249

Movements on deferred tax assets and liabilities during the year before offsetting

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Tax losses carried forward	Share based payments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	758	175	38	39	359	112	529	309	1,336	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	-	(198)	(685)
At 1 January 2019	742	140	36	(395)	359	112	529	309	1,138	2,970
Income statement	66	-	-	(5)	(55)	23	17	(7)	(94)	(55)
Other comprehensive income and reserves	-	(46)	(175)	(205)	(10)	2	-	8	71	(355)
Other movements	(118)	(2)	-	(4)	(10)	(10)	(23)	(5)	(8)	(180)
	690	92	(139)	(609)	284	127	523	305	1,107	2,380
Assets	719	110	-	31	284	127	523	305	1,329	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	-	(222)	(1,048)
At 31 December 2019	690	92	(139)	(609)	284	127	523	305	1,107	2,380

Assets[a]	1,232	188	1	49	735	157	596	341	1,346	4,645
Liabilities	(28)	(143)	(69)	(218)	-	-	-	-	(208)	(666)
At 1 January 2018[a]	1,204	45	(68)	(169)	735	157	596	341	1,138	3,979
Income statement from continuing operations	61	(9)	-	(124)	(76)	(62)	(104)	(28)	7	(335)
Income statement from discontinued UK banking business	(48)	-	-	-	-	-	-	-	-	(48)
Other comprehensive income and reserves	-	97	103	(98)	(18)	8	1	(10)	(8)	75
Transfer to Barclays Bank UK PLC[b]	(447)	-	-	-	(279)	-	-	-	(21)	(747)
Other movements	(28)	7	1	(4)	(3)	9	36	6	22	46
	742	140	36	(395)	359	112	529	309	1,138	2,970
Assets	758	175	38	39	359	112	529	309	1,336	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	-	(198)	(685)
At 31 December 2018	742	140	36	(395)	359	112	529	309	1,138	2,970

Notes

a Due to the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £627m were recognised.

b Related to the transfer of deferred tax assets to Barclays Bank UK PLC as part of the disposal of the UK banking business.